Condensed Interim Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 10,783,280	$ 7,624,697	$ 34,416,335	$ 31,407,454
Cost of sales	6,971,379	4,916,776	23,019,824	21,641,035
Gross profit	3,811,901	2,707,921	11,396,511	9,766,419
Operating Expenses
Wages	623,503	579,355	2,321,285	2,169,825
Administrative salaries and benefits	233,585	222,490	883,460	804,272
Insurance	185,360	124,458	581,187	479,218
Lease expense	42,225	66,028	382,663	453,639
Consulting	76,274	72,961	320,759	277,277
Professional fees	50,581	53,689	285,424	283,842
Office and miscellaneous	35,970	42,119	269,459	250,330
Interest expense	57,618	62,274	199,930	260,657
Advertising and promotion	40,029	34,770	172,185	197,196
Research	17,696	18,275	116,411	81,422
Travel	44,808	10,994	107,894	95,053
Investor relations and transfer agent fee	37,097	25,087	94,256	78,930
Commissions	3,424	4,768	62,632	148,922
Telecommunications	9,456	9,991	45,482	43,535
Currency exchange	11,533	8,300	25,091	(6,890)
Utilities	7,618	2,722	21,523	17,651
Shipping	3,994	4,355	16,567	12,839
Bad debt expense			6,979	1,016
Total operating expenses	1,480,771	1,342,636	5,913,187	5,648,734
Operating income	2,331,130	1,365,285	5,483,324	4,117,685
Gain on sale of equipment (Note 6)				9,490
Gain on sale of land (Note 6)			44,330
PPP loan forgiveness		537,960	537,960
Gain on investments	36,764	208,968	507,143	877,358
Gain on acquisition of ENP Realty (Note 10)				133,341
Interest income	22,088	10,298	77,999	53,101
Income before income tax	2,389,982	2,122,511	6,650,756	5,190,975
Income taxes
Deferred income tax expense			(363,317)	(409,553)
Income tax expense - current	(712,446)	(485,456)	(1,993,182)	(1,197,888)
Net income for the period including non-controlling interests	1,677,536	1,637,055	4,294,257	3,583,534
Less: Net income attributable to non-controlling interests	(144,477)	(186,484)	(845,095)	(606,484)
Net income attributable to controlling interest	$ 1,533,059	$ 1,450,571	$ 3,449,162	$ 2,977,050
Income per share (basic and diluted)	$ 0.12	$ 0.12	$ 0.28	$ 0.24
Weighted average number of common shares (basic)	12,361,313	12,292,452	12,316,254	12,240,641
Weighted average number of common shares (diluted)	12,543,674	12,518,331	12,505,522	12,302,552
Other comprehensive income:
Net income	$ 1,677,536	$ 1,637,055	$ 4,294,257	$ 3,583,534
Unrealized gain on foreign currency translations	42,543	82,352	96,391	122,489
Total comprehensive income	1,720,079	1,719,407	4,390,648	3,706,023
Comprehensive income – non-controlling interest	(144,477)	(186,484)	(845,095)	(606,484)
Comprehensive income attributable to Flexible Solutions International Inc.	$ 1,575,602	$ 1,532,923	$ 3,545,553	$ 3,099,539